Related party transactions - Loans receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party transactions
Loans receivables	$ 1,331	$ 80
Castcrown Ltd
Related party transactions
Loans receivables	$ 1,331	$ 80